Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Schedule of loss per share

	2023	2022	2021
Loss attributable to equity holders of the Company	(10,556,227)	(20,804,213)	(15,351,914)
Weighted average number of shares in issue	74,307,635	45,184,865	34,119,666
Basic and diluted loss per share	(0.14)	(0.46)	(0.45)